Other (Expense)/Income - Schedule of Other (Expense)/Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Conversion [Line Items]
Debt issuance costs expensed for debt carried at fair value	$ (47,718)	$ 0
Transaction costs associated with derivative liabilities	(291)	0
Other	22	103
Other (expense) income, net	(147,656)	103
Loss on issuance of Bridge Notes tranche one
Debt Conversion [Line Items]
Loss on conversion of debt	(84,291)	0
Loss on issuance of Bridge Notes tranche two
Debt Conversion [Line Items]
Loss on conversion of debt	(12,185)	0
Loss on issuance of Bridge Notes Rights Offering
Debt Conversion [Line Items]
Loss on conversion of debt	$ (3,193)	$ 0